SHAREHOLDERS’ EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands												6 Months Ended		12 Months Ended
	May 29, 2026	Mar. 05, 2026	Feb. 28, 2026	Feb. 05, 2026	Dec. 17, 2025	Dec. 12, 2025	Sep. 16, 2025	Aug. 08, 2025	Jul. 01, 2025	Apr. 10, 2025	Mar. 14, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 26, 2023
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Gross proceeds (in Dollars)				$ 4,800								$ 0	$ 1,511
Warrants expire, term												1 year
Standby Equity Purchase Agreement SEPA [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued an aggregate shares		245,098			218,627
February Private Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Gross proceeds (in Dollars)				4,750
Offering cost (in Dollars)				$ 485
Purchase price per share (in Dollars per share)				$ 0.7
Exercise price per share (in Dollars per share)				$ 0.7
Warrants expire, term				5 years
Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Pre funded warrant				2,785,715
February Twenty Twenty Six [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase of warrant			3,031,250
Additional paid in capital, value (in Dollars)			$ 385
May Twenty Twenty Six [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock	3,895,000
Gross proceeds (in Dollars)	$ 10,000
Offering cost (in Dollars)	$ 856
Purchase price per share (in Dollars per share)	$ 1.5
Exercise price per share (in Dollars per share)	$ 0.0001
Pre funded warrants	2,771,667
Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock	3,895,000
Issued an aggregate shares													2,575,753
Price per share (in Dollars per share)	$ 1.5
Issued shares				4,000,000								7,895,000
Purchase of warrant												2,411,014			3,031,250
Ordinary Shares [Member] | February Private Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Private warrants				6,785,715
Ordinary Shares [Member] | May Twenty Twenty Six [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price per share (in Dollars per share)	$ 1.4999
A.G.P. Alliance Global Partners [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
ATM aggregate offering price (in Dollars)											$ 1,019
A.G.P. Alliance Global Partners [Member] | Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock														5,485,898
Gross proceeds (in Dollars)														$ 4,888
Offering cost (in Dollars)														$ 272
Advisor [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued an aggregate shares								100,000
2025 December Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock						1,565,217
Gross proceeds (in Dollars)						$ 1,800
Price per share (in Dollars per share)						$ 1.15
Note Warrant [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued an aggregate shares												1,673,741
Issued shares												60,661
Purchase of warrant												132,412
Ordinary warrants exercised shares												3,451,572
Maximum [Member] | Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price per share (in Dollars per share)				$ 0.6999
Maximum [Member] | February Twenty Twenty Six [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share)			$ 1.28
Maximum [Member] | A.G.P. Alliance Global Partners [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
ATM aggregate offering price (in Dollars)							$ 14,687		$ 7,118	$ 1,917
Minimum [Member] | February Twenty Twenty Six [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share)			$ 0.7
Ordinary Shares [Member] | Registered Direct Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued shares				4,000,000
Ordinary Shares [Member] | Vested RSUs [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued an aggregate shares												1,430,066
Options exercise shares												184,479